Document and Entity Information	12 Months Ended
Sep. 24, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2011
Registrant Name	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
Central Index Key	0001112996
Amendment Flag	false
Document Creation Date	Sep. 21, 2012
Document Effective Date	Sep. 24, 2012
Prospectus Date	Sep. 24, 2012